Apr. 08, 2016
AllianzGI Retirement 2050 Fund
AllianzGI Retirement 2050 Fund

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated April 8, 2016 to the

Statutory Prospectus for Class A, Class C, Class R,

Class R6, Class P and Administrative Class Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2016 (as supplemented thereafter)

Disclosure Relating to AllianzGI Retirement 2015 Fund (the “2015 Fund”), AllianzGI Retirement 2020 Fund (the “2020 Fund”), AllianzGI Retirement 2025 Fund (the “2025 Fund”), AllianzGI Retirement 2030 Fund (the “2030 Fund”), AllianzGI Retirement 2035 Fund (the “2035 Fund”), AllianzGI Retirement 2040 Fund (the “2040 Fund”), AllianzGI Retirement 2045 Fund (the “2045 Fund”), AllianzGI Retirement 2050 Fund (the “2050 Fund”), AllianzGI Retirement 2055 Fund (the “2055 Fund”) (each a “Target Date Fund” and collectively, the “Target Date Funds”), and AllianzGI Retirement Income Fund (the “Retirement Income Fund” and together with the Target Date Funds, each a “Fund” and together, the “Funds”)

Summary Description of Proposed Changes to Fee Structure and Investment Strategies

In connection with and subject to shareholder approval of a proposed increase in each Fund’s investment advisory fee to be considered at a special meeting of shareholders to be held on or about June 15, 2016 (the “Shareholder Proposal”), the Board of Trustees (“Board”) of the Trust has approved changes to the investment strategy of each Fund as described below. If approved by shareholders, the changes are expected to be implemented on or about June 30, 2016.

Investment Objectives of the Funds

The investment objective of each Target Date Fund is to seek capital growth and preservation consistent with its asset allocation as the target date in the Fund name approaches, and thereafter current income, and secondarily, capital appreciation.
Principal Investments and Strategies of the Target Date Funds

Each Target Date Fund pursues its objective primarily by gaining diversified exposure to core global equity asset classes, including emerging markets equities (the “Equity Component”), and core U.S. fixed income asset classes (the “Fixed Income Component”). Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), each Fund’s Sub-Adviser, allocates the Funds’ investments among asset classes in response to changing market, economic, and political factors and events that AllianzGI U.S. believes may affect the value of the Fund’s investments. Each Fund invests directly and indirectly in globally diverse equity securities, including emerging market equities, and in global fixed income securities, including high yield debt (commonly known as “junk bonds”), convertible bonds and emerging market debt. To gain exposure to the various asset classes, AllianzGI U.S. incorporates actively managed strategies and/or passive instruments, including exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”), Underlying Funds and Other Acquired Funds, and derivative instruments that give synthetic exposure substantially similar to that of a security, basket of securities or other assets that would otherwise be included in such asset classes.

Each Target Date Fund has established strategic Equity Component and strategic Fixed Income Component allocations, which change over time in relation to the Fund’s target retirement date and according to a pre-determined “glidepath.” The target date refers to the approximate year an investor in the Fund would plan to retire (i.e., the Fund’s “target date”). The glidepath represents the shifting of strategic Equity Component allocations over time and shows how the Fund’s asset mix becomes more conservative as the target date approaches and passes. This reflects individuals’ expected need for reduced market risks as retirement approaches and for lower portfolio volatility after retiring. AllianzGI U.S. has determined the glidepath based on quantitative and qualitative insights around investor return goals and risk tolerance, investment horizon, capital market assumptions, and behavioral finance aspects. At its target date, each Fund’s strategic Equity Component is anticipated to be approximately 40% of its assets. Before the target date, each Fund’s strategic Equity Component is anticipated to be higher depending on how many years the target date is from the current year. For example, if the target date is 10 years in the future, the table below shows the strategic Equity Component to be 65% and the strategic Fixed Income Component to be 35%.

After a Fund reaches its target date, its Equity Component will continue to fall by approximately two percentage points each subsequent year, until such time as the Fund is merged into the AllianzGI Retirement Income Fund or the Equity Component reaches 30%.

Years to Target Date	Strategic Equity Component (%)	Typical Equity Component (Min/Max %)	Typical Fixed Income Component (Min/Max %)	Typical Opportunistic Component (Min/Max %)*
-5 **	30	7-42	38-93	0-20
0	40	10-55	25-90	0-20
+5	53	17-71	9-83	0-20
+10	65	30-83	0-70	0-20
+15	75	50-90	0-50	0-20
+20	85	70-95	0-30	0-20
+25	90	80-99	0-20	0-20
+30	93	85-99	0-15	0-20
+35	93	85-99	0-15	0-20
+40	93	85-99	0-15	0-20

*

Note Components will always total 100%, including the Opportunistic Component. We note however, that as a result of its derivative positions, a Target Date Fund may have gross investment exposures in excess of 100% of its net assets.

**

After reaching the target date, a Target Date Fund’s objective and strategy will change to more closely resemble that of the AllianzGI Retirement Income Fund, into which the Fund is expected to merge within three years of its target date, provided that the Fund’s Board of Trustees determines the transaction is in the best interest of shareholders.

The table above demonstrates the allocation between each Fund’s Equity Component and Fixed Income Component, which together will always comprise a minimum of 80% of each Target Date Fund’s portfolio. In addition, the exposure ranges in the table above indicate the extent to which a Target Date Fund’s Equity Component and Fixed Income Component would typically vary from the applicable strategic exposures at a given point in time on the glidepath. In addition to the allocations above, each Target Date Fund has the ability to invest up to 20% in its “Opportunistic Component,” as defined below.

The strategic Equity and Fixed Income Component allocation ranges set forth in the table above are shown as of a specific target date and will transition over time. For example, the actual Equity and Fixed Income Component allocation ranges for a Target Date Fund with 7 years to its target date would fall between the ranges shown above for “+5 Years to Target Date” and “+10 Years to Target Date.” The graph below illustrates how the equity strategic allocation ranges in the table above move along the glidepath over time.

In addition to the changes in strategic allocation as its target date approaches, a Target Date Fund’s actual exposure may vary substantially over time, depending on such factors as market circumstances and AllianzGI U.S.’s active approach to asset allocation. AllianzGI U.S. applies an active approach to asset allocation to seek to enhance returns over a full market cycle and to mitigate risk, including in times of severe extended market downturns.

Each Target Date Fund may gain up to 20% exposure to “opportunistic” asset classes that the portfolio managers believe offer diversification benefits and exhibit risk and return profiles that are different from core Equity and Fixed Income Components (the “Opportunistic Component”). Opportunistic Component asset classes include, but are not limited to, emerging market debt, intermediate and long-term high yield debt (commonly referred to as “junk bonds”), commodities, non-U.S. bonds and real estate, including U.S. and non-U.S. real estate investment trusts (“REITs”). After determining the asset allocation, the portfolio managers will select particular investments to obtain exposure to the desired mix of asset classes.

Only securities, instruments or actively managed strategies whose primary purpose is to gain exposure to one or more of the opportunistic asset classes count toward the Opportunistic Component’s 20% limit. Thus, exposure to “opportunistic” asset classes resulting from investments in diversified underlying strategies are not included in the calculation of the Opportunistic Component of a Target Date Fund’s portfolio. For example, allocations to REITs within a diversified equity underlying fund with a portfolio similar to the MSCI ACWI would not count toward a Target Date Fund’s Opportunistic Component; however, direct allocations by the Fund to REITs using futures on a REIT index or REIT ETFs would be counted within the Fund’s Opportunistic Component. Similarly, if an underlying fund employs a diversified bond strategy that has a risk and volatility profile that the portfolio managers believe to be similar to (or less than) that of the Barclays U.S. Aggregate Bond index, any allocations within that underlying fund to “opportunistic” asset classes, such as high yield or emerging market debt, would also not count toward the Opportunistic Component’s 20% limit.

As reflected in the equity exposure graph above, the portfolio managers adjust each Target Date Fund’s exposure to equities, fixed income, and other asset classes in an effort to mitigate downside risk, including in times of severe market stress, and to increase the return potential in favorable markets. Although the strategic allocation to equities at the target date is 40%, the actual allocation can be as low as 10% depending on market conditions. Having the ability to decrease the equity allocation to a relatively low level reflects the increased focus on risk mitigation in the years closer to the target date, when the risk of a market decline is most detrimental to an investor’s objectives. By comparison, Funds farther from the target date will have a higher target allocation to equities and operate within a narrower range, and therefore have less flexibility to reduce equity exposure in times of market stress. While the portfolio managers attempt to mitigate the downside risk to stabilize performance, there can be no assurance that a Target Date Fund will be successful in doing so.

When deciding how to allocate across equity, fixed income and other asset classes, the portfolio managers analyze momentum and momentum reversion as part of the investment process for each Target Date Fund. Momentum is the tendency of investments to exhibit persistence in their performance. Momentum reversion is the tendency that a performance trend will ultimately change and move in an opposite direction. The portfolio managers believe negative momentum suggests future periods of negative investment returns and increased volatility. When the momentum signals for an asset class indicate negative momentum, the portfolio managers tend to reduce, sometimes significantly, a Target Date Fund’s exposure to that asset class. The portfolio managers believe positive momentum suggests future periods of positive investment returns and typical levels of market volatility. When the momentum signals for an asset class indicate positive momentum, the portfolio managers tend to increase a Target Date Fund’s exposure to that asset class.

In addition to momentum and momentum reversion signals, the portfolio managers also apply fundamental analysis to locate opportunities to seek to improve each Target Date Fund’s return. Fundamental analysis may contribute to an adjustment of each Target Date Fund’s exposure to the asset classes that the portfolio managers believe exhibit the strongest return prospects. The portfolio managers use fundamental analysis to attempt to locate opportunities not identified from momentum-related signals.

In implementing these investment strategies, each Target Date Fund will make substantial use of futures and forward contracts, both long and short, for bonds, equities, REITs and currencies. The use of futures and forward contracts allows each Target Date Fund to tactically adjust its equity, fixed income and currency exposures and to avoid frequent trades in underlying mutual funds, as frequent trading in underlying mutual funds may generate higher trading costs within and higher taxable distributions by those underlying funds. Each Target Date Fund may also incorporate other over-the-counter (OTC) or exchange-traded derivatives to gain, adjust or hedge exposure to different asset classes or market segments. This may include interest rate swaps, total return swaps, credit default swaps, options (puts and calls) purchased or sold by a Target Date Fund and structured notes. Each Target Date Fund may maintain a significant percentage of its assets in cash and cash equivalents which will serve as margin or collateral for the Target Date Funds’ obligations under derivatives transactions.

Each Target Date Fund may invest in any type of equity or fixed income security, including common and preferred stocks, mutual funds, ETFs, warrants and convertible securities, mortgage-backed securities, asset-backed securities and government and corporate bonds. Each Target Date Fund may invest in securities of companies of any capitalization, including smaller capitalization companies. Each Fund also may make investments intended to provide exposure to one or more commodities or securities indices, currencies, and real estate-related securities. Each Fund is expected to be highly diversified across industries, sectors, and countries. Each Fund may liquidate a holding if it locates another instrument that offers a more attractive exposure to an asset class or when there is a change in the Fund’s target asset allocation, or if the holding is otherwise deemed inappropriate.

As a result of its derivatives positions, each Target Date Fund may have gross investment exposures in excess of 100% of its net assets (i.e., the Fund may be leveraged) and therefore subject to heightened risk of loss. A Target Date Fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not directly or indirectly own those underlying assets or indices.

In response to adverse market, economic, political or other conditions, each Target Date Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. A Target Date Fund may be less likely to achieve its investment objective when it does so.

Glidepath Revisions if Shareholder Proposal is Approved

As part of the proposed changes, the Target Date Funds’ glidepath, which informs the average amount of equity exposure a Fund will have as it approaches its target date, will be modified to allow a higher target allocation to equities in the years closer to the target date, wider ranges around those target allocations, and an “Opportunistic” Component (defined above), as compared to the Target Date Funds’ current glidepath. As discussed above, the portfolio managers adjust the Target Date Fund’s exposures to equities, fixed income, and other asset classes in an effort to mitigate downside risk in times of severe market stress, and to increase the return potential in favorable markets. For example, the target allocation to equities at the target year (i.e., 0 years from target) will increase from 25% to 40% while, with the introduction of each Fund’s proposed new active allocation and risk management strategy, the minimum allocation to equities will be decreased from 15% to 10% at the target date. The lower potential equity allocation reflects the portfolio managers’ increased focus on risk mitigation in the years closer to the target date, when the risk of a market decline is most detrimental to an investor’s objectives. By comparison, Target Date Funds farther in time from their target dates will have a higher target allocation to equities and operate within a narrower range, therefore having less flexibility to reduce equity exposure in times of market stress. Across all of the Target Date Funds, and relative to their strategic asset allocations, the range for reducing equity exposure is approximately twice what it is for increasing the equity exposure.

Management believes these modifications to the Target Date Funds’ glidepath will provide more flexibility to the Multi-Asset Team as it manages the Target Date Funds, but will also entail additional risks for Target Date Fund investors. Each Fund’s performance is expected to be different under the more active asset allocation investment strategy and revised glidepath than it was under its prior investment strategy and glidepath, as each Fund will generally be more heavily weighted to equity securities at corresponding points on the glidepath and will therefore tend to be more susceptible to market fluctuations.

Benchmark Revisions if Shareholder Proposal is Approved

Shareholder approval of the Shareholder Proposal for each Fund will result in a change to each Fund’s benchmark.

Each Target Date Fund currently uses the applicable Morningstar Lifetime Conservative Index as its benchmark. Following the implementation of the proposed investment strategy changes (described above), the Target Date Funds, each of which includes a specific year in its name, will use the applicable Morningstar Lifetime Moderate Index as its benchmark.

The change from the “conservative” indices to the “moderate” indices reflects the proposed increase in each Target Date Fund’s strategic allocation to equities in the glide path (as described above). Each Fund’s performance is expected to be different under the more active asset allocation investment strategy and revised glidepath (as described above) than it was under its prior investment strategy and glidepath, as each Fund will generally be more heavily weighted to equity securities at corresponding points on the glidepath and will therefore tend to be more susceptible to market fluctuations.